Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventories
	March 31,
	2020	2019
Finished goods	$63,686	$65,558
Raw and packaging materials	49,970	44,979
Work in progress	34,084	32,593
Other	5,333	4,949
	$153,073	$148,079